Mairs and Power Minnesota Municipal Bond ETF
SCHEDULE OF INVESTMENTS (unaudited)				September 30, 2022

Par Value		Security Description			Fair Value
		FIXED INCOME SECURITIES 98.6%
		MUNICIPAL BONDS 98.6% (a)
$200,000		City of Richfield MN	4.000%	02/01/23	$200,535
140,000		County of Redwood MN	5.000%	04/01/23	141,309
100,000		Minnesota Municipal Power Agency	5.000%	10/01/23	101,700
275,000		County of Hennepin MN	5.000%	12/15/23	281,016
100,000		Minnesota Higher Education Facilities Authority	5.000%	12/01/24	103,069
125,000		Minneapolis Special School District No 1	5.000%	02/01/25	129,878
115,000		Spring Lake Park Independent School District No 16	4.000%	02/01/25	116,804
250,000		Rosemount-Apple Valley-Eagan Independent School District No 196	5.000%	04/01/25	259,510
100,000		City of Chaska MN Electric Revenue	5.000%	10/01/25	104,853
220,000		City of North Mankato MN	4.000%	12/01/25	224,162
200,000		Spring Lake Park Independent School District No 16	4.000%	02/01/26	202,104
200,000		Southern Plains Education Cooperative No 915	3.000%	02/01/26	193,404
125,000		Housing & Redevelopment Authority of The City of St Paul Minnesota	3.500%	09/01/26	118,032
100,000		City of Richfield MN	4.000%	02/01/27	102,206
200,000		City of Willmar MN	5.000%	02/01/27	213,211
305,000		State of Minnesota	5.000%	08/01/27	324,625
135,000		City of Center City MN	4.000%	11/01/27	135,304
100,000		City of Wayzata MN	3.000%	12/01/27	98,788
175,000		City of Fridley MN	4.000%	02/01/28	179,174
200,000		North Branch Independent School District No 138	5.000%	02/01/28	214,438
115,000		City of Lonsdale MN	3.000%	02/01/28	112,165
110,000		City of Cannon Falls MN	4.000%	02/01/28	113,412
210,000		City of New Ulm MN	4.000%	12/01/28	218,516
125,000		City of Faribault MN	4.000%	12/15/28	129,384
95,000		City of Apple Valley MN	3.000%	12/15/28	93,845
120,000		Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/29	127,382
175,000		City of Brooklyn Center MN	3.000%	02/01/29	168,219
225,000		County of Le Sueur MN	3.000%	04/01/29	217,357
120,000		City of Apple Valley MN	3.000%	12/15/29	118,186
125,000		City of Faribault MN	3.000%	12/15/29	120,244
200,000		Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/30	216,258
215,000		City of North Mankato MN	4.000%	02/01/30	220,921
185,000		City of Hopkins MN	2.000%	02/01/30	160,680
110,000		Rocori Area Schools Independent School District No 750	4.000%	02/01/30	113,330
150,000		Rosemount-Apple Valley-Eagan Independent School District No 196	1.300%	04/01/30	119,286
200,000		City of Minneapolis MN	2.000%	12/01/30	172,031
150,000		County of Hennepin MN	5.000%	12/15/30	166,694
200,000		Duluth Independent School District No 709	0.000% (b)	02/01/31	138,179
200,000		North St Paul-Maplewood-Oakdale Independent School District No 622	2.000%	02/01/31	169,454
130,000		St Cloud Housing & Redevelopment Authority	2.000%	02/01/31	111,383
325,000		City of Elk River MN	3.000%	02/01/31	305,840
275,000		Springfield Independent School District No 85	3.000%	02/01/31	259,805
50,000		Pelican Rapids Independent School District No 548	2.150%	02/01/31	43,880
65,000		Dakota County Community Development Agency	2.000%	01/01/32	53,492
175,000		Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/32	183,407
195,000		City of Carver MN	3.000%	02/01/32	179,005
200,000		Pine City Independent School District No 578	2.000%	04/01/32	160,941
365,000		City of Elk River MN Electric Revenue	3.000%	08/01/32	333,229
75,000		Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%	10/01/32	75,359
100,000		St Paul Public Library Agency	3.000%	10/01/32	92,290
110,000		Housing & Redevelopment Authority of The City of St Paul Minnesota	3.125%	11/15/32	95,658
200,000		St Paul Independent School District No 625	3.000%	02/01/33	178,611
115,000		City of Madelia MN	2.000%	02/01/33	92,807
200,000		City of Carver MN	3.000%	02/01/33	180,494
160,000		St Cloud Housing & Redevelopment Authority	2.000%	02/01/33	130,516
300,000		Hibbing Independent School District No 701	3.000%	03/01/33	271,719
300,000		City of St Paul MN	2.000%	05/01/33	233,525
120,000		City of Minneapolis MN	5.000%	11/15/33	123,319
160,000		County of Hennepin MN	5.000%	12/15/33	176,090
200,000		City of St Cloud MN	2.000%	02/01/34	150,623
110,000		Shakopee Independent School District No 720	3.500%	02/01/34	110,075
100,000		City of Corcoran MN	3.125%	02/01/34	91,997
300,000		City of Hutchinson MN	2.000%	02/01/34	225,372
125,000		Zumbro Education District	4.000%	02/01/34	116,660
275,000		State of Minnesota	5.000%	08/01/34	299,720
115,000		Minneapolis-St Paul Metropolitan Airports Commission	5.000%	01/01/35	120,807
350,000		North St Paul-Maplewood-Oakdale Independent School District No 622	3.000%	02/01/35	297,777
100,000		St Paul Independent School District No 625	2.250%	02/01/35	75,557
100,000		County of Pennington MN	2.375%	02/01/35	79,341
350,000		County of St Louis MN	2.000%	12/01/35	253,561
500,000		Minneapolis Special School District No 1	4.000%	02/01/36	474,972
100,000		City of Coon Rapids MN	2.500%	02/01/36	78,448
100,000		University of Minnesota	5.000%	04/01/36	103,617
150,000		Minnetonka Independent School District No 276	3.000%	07/01/36	128,102
200,000		Minnesota Higher Education Facilities Authority	3.000%	10/01/36	155,409
225,000		Fergus Falls Independent School District No 544	3.000%	02/01/37	190,062
100,000		City of Hanover MN	3.300%	02/01/37	86,860
130,000		Minnesota Higher Education Facilities Authority	4.000%	03/01/37	126,877
250,000		Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%	10/01/37	234,239
75,000		City of Minneapolis MN	4.000%	11/15/37	68,174
275,000		Zumbro Education District	4.000%	02/01/38	245,609
295,000		County of Wright MN	3.000%	12/01/38	234,178
250,000		Rochester Independent School District No 535	2.500%	02/01/39	179,166
485,000		State of Minnesota	5.000%	08/01/39	524,562
250,000		County of Wright MN	3.000%	12/01/39	196,144
545,000		State of Minnesota	5.000%	08/01/40	588,227
175,000		City of Minneapolis MN	4.000%	11/15/40	158,987
290,000		City of Apple Valley MN	4.000%	09/01/41	235,121
400,000		Minnesota Higher Education Facilities Authority	3.000%	10/01/41	292,093
500,000		Anoka-Hennepin Independent School District No 11	3.000%	02/01/43	393,253
125,000		Minnesota Higher Education Facilities Authority	3.000%	03/01/43	92,612
100,000		Western Minnesota Municipal Power Agency	5.000%	01/01/49	105,613
					16,334,850
		TOTAL FIXED INCOME SECURITIES			$16,334,850
		(cost $19,414,334)

		SHORT-TERM INVESTMENTS 0.4%
63,271		First American Government Obligations Fund, Class X, 2.770% (c)			$63,271
		(cost $63,271)

		TOTAL INVESTMENTS 99.0%			$16,398,121
		(cost $19,477,605)

		OTHER ASSETS AND LIABILITIES (NET) 1.0%			159,018

		TOTAL NET ASSETS 100.0%			$16,557,139

	(a)	The date shown represents the earliest of the next put date or final maturity date.
	(b)	Zero coupon bond.
	(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.  Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820     requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

 Level 1 – Quoted prices in active markets for identical securities.
 Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

 The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,225,215,103	$504,566,234	$318,874,918	$63,271
Level 2**	-	260,813,328	-	16,334,850
Level 3	-	-	-	-
Total	$4,225,215,103	$765,379,562	$318,874,918	$16,398,121

* All Level 1 investments are equity securities (common stocks and preferred stocks and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major section classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended September 30, 2022.
The Fund did not invest in any financial derivative instruments during the period ended September 30, 2022.